Trade and other payables: amounts falling due after more than one year	6 Months Ended
Jun. 30, 2020
More than one year
Statement [LineItems]
Trade and other payables: amounts falling due after more than one year
1 8 .	Trade and other payables: amounts falling due after more than one year

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Payments due to vendors (earnout agreements) 1	88.1	184.2	100.3
Liabilities in respect of put option agreements with vendors 1	102.5	203.8	128.8
Fair value of derivatives	0.6	—	21.2
Other creditors and accruals	164.0	140.8	199.3
	355.2	528.8	449.6
Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies .
The Group considers that the carrying amount of trade and other payables approximates their fair value.
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	30 June 2020 1	30 June 2019 1	31 December 2019 1
	£m	£m	£m
Within one year	65.2	167.8	143.4
Between 1 and 2 years	26.0	87.6	36.3
Between 2 and 3 years	14.1	40.5	34.6
Between 3 and 4 years	23.4	30.5	12.3
Between 4 and 5 years	21.8	17.7	7.7
Over 5 years	2.8	7.9	9.4
	153.3	352.0	243.7
Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies
The Group’s approach to payments due to vendors is outlined in note
2
2
.
The following table sets out the movements of deferred and earnout related obligations during the period:

	Six months ended 30 June 2020 1	Six months ended 30 June 2019 1	Year ended 31 December 2019 1
	£m	£m	£m
At the beginning of the period	243.7	400.8	400.8
Earnouts paid	(88.5)	(57.9)	(130.0)
New acquisitions	2.9	3.6	9.6
Revision of estimates taken to goodwill	(3.0)	1.1	(14.1)
Revaluation of payments due to vendors (note 6)	(7.4)	3.1	3.8
Transfer to disposal group classified as held for sale	—	—	(11.5)
Exchange adjustments	5.6	1.3	(14.9)
At the end of the period	153.3	352.0	243.7
Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies
The Group does not consider there to be any material contingent liabilities at 30 June 20
20
.